Prepaid Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Prepaid Expense, Current [Abstract]
PREPAID EXPENSES

9. PREPAID EXPENSES

Prepaid expenses consisted of the following as of September 30, 2020 and December 31, 2019:

(Amounts in US$'s)	September 30, 2020	December 31, 2019
Prepaid products and services	$420,077	$873,617
Prepaid rent and security deposit	169,310	43,112
	$589,387	$916,729

6. PREPAID EXPENSES

Prepaid expenses consisted of the following as of December 31, 2019:

(Amounts in US$'s)	December 31, 2019
Prepaid products and services	$873,617
Prepaid rent and security deposit	43,112
$916,729